SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Promotional period for pricing option (buyout)	90 days
Other revenue	$ 1,599	$ 868	$ 4,600	$ 3,216
Wayfair Inc | Revenue Benchmark | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%
One Week
Product Information [Line Items]
Term of contract	7 days		7 days
Two Weeks
Product Information [Line Items]
Term of contract	14 days		14 days
One Month
Product Information [Line Items]
Term of contract	1 month		1 month
Twelve Months
Product Information [Line Items]
Renewal term	12 months		12 months
Eighteen Months
Product Information [Line Items]
Renewal term	18 months		18 months
Eight Months
Product Information [Line Items]
Renewal term	8 months		8 months
Twelve Month Renewal Period
Product Information [Line Items]
Lessee, operating lease, renewal term	12 months		12 months
Eighteen Month Renewal Period
Product Information [Line Items]
Lessee, operating lease, renewal term	18 months		18 months